Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 355.0	$ 365.3
Increase Through Classified As Held For Sale, Property, Plant And Equipment		12.9
Additions	51.4	76.8
Acquisitions through business combinations(i)		(0.3)
Depreciation	(68.8)	(73.3)
Write down of assets and other disposals	(5.2)	(26.2)
Foreign exchange and other	0.1	(0.2)
Property, plant and equipment, ending balance	332.5	355.0
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	23.6	14.8
Increase Through Classified As Held For Sale, Property, Plant And Equipment		11.2
Additions	0.0	0.0
Acquisitions through business combinations(i)		0.0
Depreciation	0.0	0.0
Write down of assets and other disposals	0.0	(2.5)
Foreign exchange and other	0.6	0.1
Property, plant and equipment, ending balance	24.2	23.6
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	154.6	157.5
Increase Through Classified As Held For Sale, Property, Plant And Equipment		1.7
Additions	16.9	21.7
Acquisitions through business combinations(i)		0.0
Depreciation	(20.9)	(20.1)
Write down of assets and other disposals	(0.9)	(6.1)
Foreign exchange and other	0.7	(0.1)
Property, plant and equipment, ending balance	150.4	154.6
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	176.8	193.0
Increase Through Classified As Held For Sale, Property, Plant And Equipment		0.0
Additions	34.5	55.1
Acquisitions through business combinations(i)		(0.3)
Depreciation	(47.9)	(53.2)
Write down of assets and other disposals	(4.3)	(17.6)
Foreign exchange and other	(1.2)	(0.2)
Property, plant and equipment, ending balance	$ 157.9	$ 176.8